December 31, 2015

• Separate Account B of
Pacific Life Insurance Company

Annual Report

TABLE OF CONTENTS

SEPARATE ACCOUNT B

The 2015 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT B

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	166	$1,305	$1,465

High Yield Bond	High Yield Bond Class I *	3,353	17,550	21,702

Inflation Managed	Inflation Managed Class I *	5,591	56,927	54,122

Managed Bond	Managed Bond Class I *	114,617	1,177,811	1,359,521

Short Duration Bond	Short Duration Bond Class I *	608	5,388	5,803

Comstock	Comstock Class I *	5,388	37,320	61,583

Dividend Growth	Dividend Growth Class I *	2,499	31,310	37,740

Equity Index	Equity Index Class I *	522	14,025	24,210

Focused Growth	Focused Growth Class I *	8,557	88,460	172,758

Growth	Growth Class I *	34,054	455,889	715,143

Large-Cap Growth	Large-Cap Growth Class I *	17,245	93,098	140,935

Large-Cap Value	Large-Cap Value Class I *	15,212	132,380	261,659

Main Street® Core	Main Street Core Class I *	95,501	1,742,953	2,822,564

Mid-Cap Equity	Mid-Cap Equity Class I *	9,017	90,521	129,306

Mid-Cap Growth	Mid-Cap Growth Class I *	18,464	107,921	179,805

Small-Cap Growth	Small-Cap Growth Class I *	32,728	257,819	391,169

Small-Cap Index	Small-Cap Index Class I *	6,770	58,065	115,342

Small-Cap Value	Small-Cap Value Class I *	14,199	207,550	215,930

Emerging Markets	Emerging Markets Class I *	2,284	18,317	29,680

International Large-Cap	International Large-Cap Class I *	13,282	74,482	100,076

International Value	International Value Class I *	38,533	365,651	396,259

Health Sciences	Health Sciences Class I *	1,887	42,402	57,839

Real Estate	Real Estate Class I *	1,345	14,269	29,598

Technology	Technology Class I *	389	1,414	2,134

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	1,521	31,984	31,038
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	649	44,189	43,622
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	2,208	102,014	98,985

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	86,271	86,271	86,271

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Bond	Rate Loan (1)	Bond	Managed	Bond	Bond

ASSETS
Investments in mutual funds, at value	$1,465	$-	$21,702	$54,122	$1,359,521	$5,803

Receivables:
Due from Pacific Life Insurance Company	-	-	4	-	-	4

Investments sold	-	-	1	2	79	-

Total Assets	1,465	-	21,707	54,124	1,359,600	5,807

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	6	-	-	45	68	-

Total Liabilities	6	-	-	45	68	-

NET ASSETS	$1,459	$-	$21,707	$54,079	$1,359,532	$5,807

Units Outstanding	112	-	1,239	2,815	58,627	545

Accumulation Unit Values	$13.07	See Note (1)	$17.52	$19.21	$23.19	$10.65

Cost of Investments	$1,305	$-	$17,550	$56,927	$1,177,811	$5,388

		Dividend	Equity	Focused		Large-Cap
	Comstock	Growth	Index	Growth	Growth	Growth

ASSETS
Investments in mutual funds, at value	$61,583	$37,740	$24,210	$172,758	$715,143	$140,935

Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	8

Investments sold	2	1	1	7	542	5

Total Assets	61,585	37,741	24,211	172,765	715,685	140,948

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3	-	9	16	539	-

Total Liabilities	3	-	9	16	539	-

NET ASSETS	$61,582	$37,741	$24,202	$172,749	$715,146	$140,948

Units Outstanding	4,046	2,091	1,582	8,734	47,007	12,120

Accumulation Unit Values	$15.22	$18.05	$15.30	$19.78	$15.21	$11.63

Cost of Investments	$37,320	$31,310	$14,025	$88,460	$455,889	$93,098

	Large-Cap	Main Street	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Value	Core	Equity	Growth	Growth	Index

ASSETS
Investments in mutual funds, at value	$261,659	$2,822,564	$129,306	$179,805	$391,169	$115,342

Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	610	-

Investments sold	10	294	5	7	-	4

Total Assets	261,669	2,822,858	129,311	179,812	391,779	115,346

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	20	276	21	14	-	21

Investments purchased	-	-	-	-	609	-

Total Liabilities	20	276	21	14	609	21

NET ASSETS	$261,649	$2,822,582	$129,290	$179,798	$391,170	$115,325

Units Outstanding	12,828	191,691	4,098	13,929	32,265	5,972

Accumulation Unit Values	$20.40	$14.72	$31.55	$12.91	$12.12	$19.31

Cost of Investments	$132,380	$1,742,953	$90,521	$107,921	$257,819	$58,065

(1)	All units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Small-Cap	Emerging	International	International	Health	Real
	Value	Markets	Large-Cap	Value	Sciences	Estate

ASSETS
Investments in mutual funds, at value	$215,930	$29,680	$100,076	$396,259	$57,839	$29,598

Receivables:
Due from Pacific Life Insurance Company	-	-	-	56	-	-

Investments sold	14,981	1	4	-	2	1

Total Assets	230,911	29,681	100,080	396,315	57,841	29,599

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	15,005	24	11	-	-	36

Investments purchased	-	-	-	56	-	-

Total Liabilities	15,005	24	11	56	-	36

NET ASSETS	$215,906	$29,657	$100,069	$396,259	$57,841	$29,563

Units Outstanding	6,680	1,231	7,863	33,105	1,491	580

Accumulation Unit Values	$32.32	$24.09	$12.73	$11.97	$38.78	$50.97

Cost of Investments	$207,550	$18,317	$74,482	$365,651	$42,402	$14,269

	Technology	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	Fidelity VIP Government Money Market Service Class

ASSETS
Investments in mutual funds, at value	$2,134	$31,038	$43,622	$98,985	$86,271

Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	13

Investments sold	-	1	2	4	3

Total Assets	2,134	31,039	43,624	98,989	86,287

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	4	7	16	-

Total Liabilities	1	4	7	16	-

NET ASSETS	$2,133	$31,035	$43,617	$98,973	$86,287

Units Outstanding	288	3,159	4,399	10,100	8,832

Accumulation Unit Values	$7.41	$9.82	$9.91	$9.80	$9.77

Cost of Investments	$1,414	$31,984	$44,189	$102,014	$86,271

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Bond	Rate Loan (1)	Bond	Managed	Bond	Bond

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	204	82	378	892	18,503	163

Administrative fees	25	10	45	107	2,221	20

Total Expenses	229	92	423	999	20,724	183

Net Investment Income (Loss)	(229)	(92)	(423)	(999)	(20,724)	(183)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,133	678	1,082	(1,959)	35,751	612

Capital gains distributions (2)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	2,133	678	1,082	(1,959)	35,751	612

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,940)	(654)	(2,196)	130	(25,677)	(487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($36)	($68)	($1,537)	($2,828)	($10,650)	($58)

	Comstock	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	814	491	307	2,028	8,931	1,672

Administrative fees	97	59	37	243	1,072	201

Total Expenses	911	550	344	2,271	10,003	1,873

Net Investment Income (Loss)	(911)	(550)	(344)	(2,271)	(10,003)	(1,873)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	368	424	168	(14)	7,502	313

Capital gains distributions (2)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	368	424	168	(14)	7,502	313

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,345)	501	118	14,696	43,889	6,929

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,888)	$375	($58)	$12,411	$41,388	$5,369

	Large-Cap Value	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Growth	Small-Cap Index

INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	3,349	36,622	1,660	2,348	5,435	1,472

Administrative fees	402	4,395	199	282	652	177

Total Expenses	3,751	41,017	1,859	2,630	6,087	1,649

Net Investment Income (Loss)	(3,751)	(41,017)	(1,859)	(2,630)	(6,087)	(1,649)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	41	131,424	962	337	11,109	1,628

Capital gains distributions (2)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	41	131,424	962	337	11,109	1,628

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(8,060)	(32,198)	1,246	(11,110)	(44,972)	(7,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($11,770)	$58,209	$349	($13,403)	($39,950)	($7,606)

(1) All units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Small-Cap	Emerging	International	International	Health	Real
	Value	Markets	Large-Cap	Value	Sciences	Estate

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	3,041	414	1,333	5,248	633	400

Administrative fees	365	50	160	630	76	48

Total Expenses	3,406	464	1,493	5,878	709	448

Net Investment Income (Loss)	(3,406)	(464)	(1,493)	(5,878)	(709)	(448)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	637	809	884	(209)	(1)	750

Capital gains distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	637	809	884	(209)	(1)	750

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,024)	(5,605)	(923)	(8,855)	2,972	(97)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($13,793)	($5,260)	($1,532)	($14,942)	$2,262	$205

	Technology	American Funds IS Asset Allocation Fund Class 4 (2)	American Funds IS Growth Fund Class 4 (2)	American Funds IS Growth-Income Fund Class 4 (2)	Fidelity VIP Government Money Market Service Class

INVESTMENT INCOME
Dividends (1)	$-	$465	$297	$1,244	$10

EXPENSES
Mortality and expense risk	28	63	89	203	1,347

Administrative fees	4	7	11	25	162

Total Expenses	32	70	100	228	1,509

Net Investment Income (Loss)	(32)	395	197	1,016	(1,499)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	12	(1)	1	25	-

Capital gains distributions (1)	-	-	-	-	-

Realized Gain (Loss) on Investments	12	(1)	1	25	-

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(78)	(946)	(567)	(3,029)	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($98)	($552)	($369)	($1,988)	($1,499)

(1)	See Note 3 in Notes to Financial Statements.
(2)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Diversified Bond		Floating Rate Loan (1)		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($229)	($365)	($92)	($141)	($423)	($484)

Realized gain (loss) on investments	2,133	(150)	678	26	1,082	425

Change in net unrealized appreciation (depreciation) on investments	(1,940)	2,090	(654)	73	(2,196)	(213)

Net Increase (Decrease) in Net Assets Resulting from Operations	(36)	1,575	(68)	(42)	(1,537)	(272)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	-

Transfers between variable and fixed accounts, net	(14,640)	-	-	-	73	177

Contract benefits and terminations (2)	(9,282)	(2,879)	(8,836)	(2,878)	(9,305)	(3,133)

Contract charges and deductions (2)	(26)	(26)	(6)	(6)	(19)	(20)

Other	1	-	3	-	-	-

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(23,947)	(2,905)	(8,839)	(2,884)	(9,251)	(2,976)

NET INCREASE (DECREASE) IN NET ASSETS	(23,983)	(1,330)	(8,907)	(2,926)	(10,788)	(3,248)

NET ASSETS
Beginning of Year or Period	25,442	26,772	8,907	11,833	32,495	35,743

End of Year or Period	$1,459	$25,442	$-	$8,907	$21,707	$32,495

	Inflation Managed		Managed Bond		Short Duration Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($999)	($1,203)	($20,724)	($23,393)	($183)	($291)

Realized gain (loss) on investments	(1,959)	(437)	35,751	15,394	612	3

Change in net unrealized appreciation (depreciation) on investments	130	3,084	(25,677)	57,418	(487)	135

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,828)	1,444	(10,650)	49,419	(58)	(153)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	73,845	24,796	-	-

Transfers between variable and fixed accounts, net	(16,210)	1,250	(16,459)	32,278	(14,840)	341

Contract benefits and terminations (2)	(9,890)	(4,416)	(296,969)	(214,497)	-	-

Contract charges and deductions (2)	(74)	(79)	(662)	(657)	(4)	(7)

Other	3	(2)	(88)	(12)	-	-

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(26,171)	(3,247)	(240,333)	(158,092)	(14,844)	334

NET INCREASE (DECREASE) IN NET ASSETS	(28,999)	(1,803)	(250,983)	(108,673)	(14,902)	181

NET ASSETS
Beginning of Year	83,078	84,881	1,610,515	1,719,188	20,709	20,528

End of Year	$54,079	$83,078	$1,359,532	$1,610,515	$5,807	$20,709

(1) All units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Comstock		Dividend Growth		Equity Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($911)	($895)	($550)	($556)	($344)	($328)

Realized gain (loss) on investments	368	362	424	12,542	168	139

Change in net unrealized appreciation (depreciation) on investments	(4,345)	5,262	501	(7,918)	118	2,820

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,888)	4,729	375	4,068	(58)	2,631

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	33,551	-	-

Transfers between variable and fixed accounts, net	(28)	(84)	(4,859)	(224)	(55)	(239)

Contract benefits and terminations (1)	-	-	(258)	(33,825)	(300)	(300)

Contract charges and deductions (1)	(25)	(25)	(4)	(9)	(38)	(37)

Other	-	(1)	-	14	(1)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(53)	(110)	(5,121)	(493)	(394)	(577)

NET INCREASE (DECREASE) IN NET ASSETS	(4,941)	4,619	(4,746)	3,575	(452)	2,054

NET ASSETS
Beginning of Year	66,523	61,904	42,487	38,912	24,654	22,600

End of Year	$61,582	$66,523	$37,741	$42,487	$24,202	$24,654

	Focused Growth		Growth		Large-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,271)	($1,882)	($10,003)	($9,814)	($1,873)	($1,625)

Realized gain (loss) on investments	(14)	505	7,502	4,367	313	44

Change in net unrealized appreciation (depreciation) on investments	14,696	12,775	43,889	55,200	6,929	9,646

Net Increase (Decrease) in Net Assets Resulting from Operations	12,411	11,398	41,388	49,753	5,369	8,065

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,400	2,400	360	360	1,800	1,800

Transfers between variable and fixed accounts, net	11,843	-	(17,157)	(15,889)	9,134	1,641

Contract benefits and terminations (1)	-	(2,556)	(15,252)	(57,170)	-	(33)

Contract charges and deductions (1)	(11)	(10)	(387)	(421)	(45)	(47)

Other	(2)	(2)	3	(25)	1	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	14,230	(168)	(32,433)	(73,145)	10,890	3,362

NET INCREASE (DECREASE) IN NET ASSETS	26,641	11,230	8,955	(23,392)	16,259	11,427

NET ASSETS
Beginning of Year	146,108	134,878	706,191	729,583	124,689	113,262

End of Year	$172,749	$146,108	$715,146	$706,191	$140,948	$124,689

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Large-Cap Value		Main Street Core		Mid-Cap Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,751)	($3,541)	($41,017)	($42,946)	($1,859)	($1,882)

Realized gain (loss) on investments	41	224	131,424	109,148	962	5,042

Change in net unrealized appreciation (depreciation) on investments	(8,060)	27,620	(32,198)	204,571	1,246	1,043

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,770)	24,303	58,209	270,773	349	4,203

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,960	3,960	37,355	58,903	600	650

Transfers between variable and fixed accounts, net	172	(627)	(42,234)	(61,911)	(2,397)	(2,179)

Contract benefits and terminations (1)	(300)	(300)	(311,660)	(306,059)	(180)	(23,528)

Contract charges and deductions (1)	(61)	(62)	(1,617)	(1,656)	(47)	(50)

Other	(1)	(1)	(192)	(299)	-	-

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,770	2,970	(318,348)	(311,022)	(2,024)	(25,107)

NET INCREASE (DECREASE) IN NET ASSETS	(8,000)	27,273	(260,139)	(40,249)	(1,675)	(20,904)

NET ASSETS
Beginning of Year	269,649	242,376	3,082,721	3,122,970	130,965	151,869

End of Year	$261,649	$269,649	$2,822,582	$3,082,721	$129,290	$130,965

	Mid-Cap Growth		Small-Cap Growth		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,630)	($2,491)	($6,087)	($6,126)	($1,649)	($1,549)

Realized gain (loss) on investments	337	4,711	11,109	29,983	1,628	489

Change in net unrealized appreciation (depreciation) on investments	(11,110)	9,925	(44,972)	(25,872)	(7,585)	4,363

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,403)	12,145	(39,950)	(2,015)	(7,606)	3,303

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	600	28,673	-	-	840	840

Transfers between variable and fixed accounts, net	4,468	1,788	5,607	12,455	6,546	(15)

Contract benefits and terminations (1)	-	(28,073)	(16,671)	(97,356)	(180)	(180)

Contract charges and deductions (1)	(16)	(21)	(290)	(299)	(46)	(48)

Other	-	79	1	489	1	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,052	2,446	(11,353)	(84,711)	7,161	596

NET INCREASE (DECREASE) IN NET ASSETS	(8,351)	14,591	(51,303)	(86,726)	(445)	3,899

NET ASSETS
Beginning of Year	188,149	173,558	442,473	529,199	115,770	111,871

End of Year	$179,798	$188,149	$391,170	$442,473	$115,325	$115,770

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Small-Cap Value		Emerging Markets		International Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,406)	($771)	($464)	($986)	($1,493)	($1,529)

Realized gain (loss) on investments	637	631	809	2,683	884	69

Change in net unrealized appreciation (depreciation) on investments	(11,024)	13,758	(5,605)	(11,861)	(923)	(5,615)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,793)	13,618	(5,260)	(10,164)	(1,532)	(7,075)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	50	600	850	1,200	1,200

Transfers between variable and fixed accounts, net	(2,206)	217,176	(1,996)	(116,514)	(4,247)	52

Contract benefits and terminations (1)	(14,972)	-	-	(18,750)	(115)	(118)

Contract charges and deductions (1)	(14)	(16)	(2)	(5)	(60)	(65)

Other	2	(27)	4	8	-	-

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(17,190)	217,183	(1,394)	(134,411)	(3,222)	1,069

NET INCREASE (DECREASE) IN NET ASSETS	(30,983)	230,801	(6,654)	(144,575)	(4,754)	(6,006)

NET ASSETS
Beginning of Year	246,889	16,088	36,311	180,886	104,823	110,829

End of Year	$215,906	$246,889	$29,657	$36,311	$100,069	$104,823

	International Value		Health Sciences		Real Estate

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,878)	($6,423)	($709)	($422)	($448)	($1,249)

Realized gain (loss) on investments	(209)	(651)	(1)	917	750	13,087

Change in net unrealized appreciation (depreciation) on investments	(8,855)	(48,676)	2,972	4,840	(97)	13,311

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,942)	(55,750)	2,262	5,335	205	25,149

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	13,199	-	10,002

Transfers between variable and fixed accounts, net	18,401	23,157	19,684	9,883	(5,924)	(252,356)

Contract benefits and terminations (1)	(26,387)	(49,567)	-	(13,199)	(1,093)	(9,952)

Contract charges and deductions (1)	(221)	(252)	(49)	(32)	(27)	(33)

Other	(1)	(429)	(1)	32	1	19

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,208)	(27,091)	19,634	9,883	(7,043)	(252,320)

NET INCREASE (DECREASE) IN NET ASSETS	(23,150)	(82,841)	21,896	15,218	(6,838)	(227,171)

NET ASSETS
Beginning of Year	419,409	502,250	35,945	20,727	36,401	263,572

End of Year	$396,259	$419,409	$57,841	$35,945	$29,563	$36,401

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015

			American Funds IS		American Funds IS
	Technology		Asset Allocation Fund Class 4 (1)		Growth Fund Class 4 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($32)	($36)	$395		$197

Realized gain (loss) on investments	12	320	(1)		1

Change in net unrealized appreciation (depreciation) on investments	(78)	3	(946)		(567)

Net Increase (Decrease) in Net Assets Resulting from Operations	(98)	287	(552)		(369)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	50	-		-

Transfers between variable and fixed accounts, net	-	(1,761)	31,591		43,991

Contract benefits and terminations (2)	-	-	-		-

Contract charges and deductions (2)	(4)	(4)	-		-

Other	-	-	(4)		(5)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4)	(1,715)	31,587		43,986

NET INCREASE (DECREASE) IN NET ASSETS	(102)	(1,428)	31,035		43,617

NET ASSETS
Beginning of Year or Period	2,235	3,663	-		-

End of Year or Period	$2,133	$2,235	$31,035		$43,617

	American Funds IS		Fidelity VIP Government
	Growth-Income Fund Class 4 (1)		Money Market Service Class (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,016		($1,499)	($2,665)

Realized gain (loss) on investments	25		-	-

Change in net unrealized appreciation (depreciation) on investments	(3,029)		-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,988)		(1,499)	(2,665)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-		-	-

Transfers between variable and fixed accounts, net	104,682		(28,092)	137,606

Contract benefits and terminations (2)	(3,702)		(4,068)	(14,922)

Contract charges and deductions (2)	(8)		(19)	(70)

Other	(11)		4	12

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	100,961		(32,175)	122,626

NET INCREASE (DECREASE) IN NET ASSETS	98,973		(33,674)	119,961

NET ASSETS
Beginning of Year or Period	-		119,961	-

End of Year or Period	$98,973		$86,287	$119,961

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Diversified Bond
2015	$13.07	112	$1,459	0.00%	1.40%	(0.35%)
2014	13.12	1,940	25,442	0.00%	1.40%	6.20%
2013	12.35	2,168	26,772	0.00%	1.40%	(2.52%)
2012	12.67	5,062	64,133	2.93%	1.40%	6.86%
2011	11.86	5,261	62,387	25.44%	1.40%	4.47%
Floating Rate Loan (4)
01/01/2015 - 11/25/2015	$9.58	-	$-	0.00%	1.40%	(1.33%)
2014	9.71	917	8,907	0.00%	1.40%	(0.56%)
2013	9.76	1,212	11,833	0.00%	1.40%	3.08%
2012	9.47	3,095	29,318	5.02%	1.40%	6.59%
2011	8.89	3,352	29,783	30.10%	1.40%	1.08%
High Yield Bond
2015	$17.52	1,239	$21,707	0.00%	1.40%	(5.96%)
2014	18.63	1,744	32,495	0.00%	1.40%	(1.02%)
2013	18.82	1,899	35,743	0.00%	1.40%	5.76%
2012	17.80	3,114	55,423	7.09%	1.40%	13.69%
2011	15.65	4,643	72,676	11.49%	1.40%	1.98%
Inflation Managed
2015	$19.21	2,815	$54,079	0.00%	1.40%	(4.41%)
2014	20.10	4,134	83,078	0.00%	1.40%	1.68%
2013	19.76	4,295	84,881	0.00%	1.40%	(10.18%)
2012	22.01	6,345	139,627	2.32%	1.40%	8.34%
2011	20.31	6,580	133,664	5.33%	1.40%	10.30%
Managed Bond
2015	$23.19	58,627	$1,359,532	0.00%	1.40%	(0.84%)
2014	23.39	68,869	1,610,515	0.00%	1.40%	2.98%
2013	22.71	75,708	1,719,188	0.00%	1.40%	(3.57%)
2012	23.55	78,800	1,855,585	5.01%	1.40%	9.29%
2011	21.55	88,493	1,906,658	5.43%	1.40%	2.40%
Short Duration Bond
2015	$10.65	545	$5,807	0.00%	1.40%	(1.08%)
2014	10.77	1,923	20,709	0.00%	1.40%	(0.73%)
2013	10.85	1,892	20,528	0.00%	1.40%	(1.00%)
2012	10.96	3,717	40,737	0.80%	1.40%	1.75%
2011	10.77	3,588	38,644	2.21%	1.40%	(0.53%)
Comstock
2015	$15.22	4,046	$61,582	0.00%	1.40%	(7.36%)
2014	16.43	4,049	66,523	0.00%	1.40%	7.64%
2013	15.26	4,056	61,904	0.00%	1.40%	33.70%
2012	11.41	4,690	53,536	1.70%	1.40%	16.89%
2011	9.77	6,237	60,909	9.92%	1.40%	(3.46%)
Dividend Growth
2015	$18.05	2,091	$37,741	0.00%	1.40%	0.67%
2014	17.93	2,370	42,487	0.00%	1.40%	10.55%
2013	16.22	2,400	38,912	0.00%	1.40%	28.30%
2012	12.64	1,963	24,811	1.14%	1.40%	12.96%
2011	11.19	4,002	44,775	4.50%	1.40%	1.84%
Equity Index
2015	$15.30	1,582	$24,202	0.00%	1.40%	(0.27%)
2014	15.34	1,607	24,654	0.00%	1.40%	11.81%
2013	13.72	1,647	22,600	0.00%	1.40%	30.09%
2012	10.55	1,295	13,666	2.23%	1.40%	14.16%
2011	9.24	1,612	14,897	2.68%	1.40%	0.41%
Focused Growth
2015	$19.78	8,734	$172,749	0.00%	1.40%	8.56%
2014	18.22	8,020	146,108	0.00%	1.40%	8.55%
2013	16.78	8,036	134,878	0.00%	1.40%	31.66%
2012	12.75	7,871	100,341	0.00%	1.40%	21.49%
2011	10.49	7,677	80,551	0.00%	1.40%	(10.95%)

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Growth
2015	$15.21	47,007	$715,146	0.00%	1.40%	5.97%
2014	14.36	49,189	706,191	0.00%	1.40%	7.36%
2013	13.37	54,560	729,583	0.00%	1.40%	32.48%
2012	10.09	61,811	623,908	0.89%	1.40%	16.59%
2011	8.66	67,722	586,306	1.10%	1.40%	(7.36%)
Large-Cap Growth
2015	$11.63	12,120	$140,948	0.00%	1.40%	4.61%
2014	11.12	11,217	124,689	0.00%	1.40%	6.92%
2013	10.40	10,894	113,262	0.00%	1.40%	35.57%
2012	7.67	11,332	86,902	0.00%	1.40%	16.58%
2011	6.58	11,141	73,284	0.00%	1.40%	(0.33%)
Large-Cap Value
2015	$20.40	12,828	$261,649	0.00%	1.40%	(4.33%)
2014	21.32	12,647	269,649	0.00%	1.40%	9.95%
2013	19.39	12,499	242,376	0.00%	1.40%	30.42%
2012	14.87	13,231	196,736	2.03%	1.40%	14.78%
2011	12.95	13,080	169,443	7.45%	1.40%	3.26%
Main Street Core
2015	$14.72	191,691	$2,822,582	0.00%	1.40%	1.92%
2014	14.45	213,373	3,082,721	0.00%	1.40%	9.27%
2013	13.22	236,207	3,122,970	0.00%	1.40%	29.94%
2012	10.18	255,333	2,598,068	0.97%	1.40%	15.39%
2011	8.82	299,898	2,644,556	1.20%	1.40%	(0.92%)
Mid-Cap Equity
2015	$31.55	4,098	$129,290	0.00%	1.40%	0.15%
2014	31.50	4,158	130,965	0.00%	1.40%	2.78%
2013	30.65	4,955	151,869	0.00%	1.40%	34.32%
2012	22.82	5,472	124,854	0.66%	1.40%	5.85%
2011	21.56	6,144	132,445	0.90%	1.40%	(6.71%)
Mid-Cap Growth
2015	$12.91	13,929	$179,798	0.00%	1.40%	(7.04%)
2014	13.89	13,550	188,149	0.00%	1.40%	6.99%
2013	12.98	13,372	173,558	0.00%	1.40%	31.24%
2012	9.89	11,412	112,861	0.43%	1.40%	6.00%
2011	9.33	11,450	106,828	0.00%	1.40%	(9.09%)
Small-Cap Growth
2015	$12.12	32,265	$391,170	0.00%	1.40%	(9.63%)
2014	13.42	32,983	442,473	0.00%	1.40%	(0.92%)
2013	13.54	39,084	529,199	0.00%	1.40%	32.01%
2012	10.26	59,210	607,320	0.08%	1.40%	11.29%
2011	9.22	77,047	710,068	0.00%	1.40%	(4.44%)
Small-Cap Index
2015	$19.31	5,972	$115,325	0.00%	1.40%	(6.25%)
2014	20.60	5,621	115,770	0.00%	1.40%	2.94%
2013	20.01	5,591	111,871	0.00%	1.40%	36.36%
2012	14.67	5,643	82,808	1.08%	1.40%	14.52%
2011	12.81	5,805	74,393	0.62%	1.40%	(5.84%)
Small-Cap Value
2015	$32.32	6,680	$215,906	0.00%	1.40%	(5.67%)
2014	34.26	7,206	246,889	0.00%	1.40%	4.17%
2013	32.89	489	16,088	0.00%	1.40%	30.65%
2012	25.17	516	12,979	2.08%	1.40%	9.54%
2011	22.98	512	11,760	1.32%	1.40%	0.89%
Emerging Markets
2015	$24.09	1,231	$29,657	0.00%	1.40%	(15.24%)
2014	28.42	1,278	36,311	0.00%	1.40%	(6.32%)
2013	30.34	5,963	180,886	0.00%	1.40%	7.24%
2012	28.29	7,826	221,397	0.87%	1.40%	19.83%
2011	23.61	2,603	61,459	1.56%	1.40%	(19.11%)
International Large-Cap
2015	$12.73	7,863	$100,069	0.00%	1.40%	(1.82%)
2014	12.96	8,086	104,823	0.00%	1.40%	(6.34%)
2013	13.84	8,007	110,829	0.00%	1.40%	16.78%
2012	11.85	8,243	97,701	1.51%	1.40%	20.83%
2011	9.81	8,832	86,643	5.91%	1.40%	(11.37%)

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Value
2015	$11.97	33,105	$396,259	0.00%	1.40%	(3.99%)
2014	12.47	33,642	419,409	0.00%	1.40%	(11.79%)
2013	14.13	35,537	502,250	0.00%	1.40%	19.99%
2012	11.78	40,666	478,987	3.32%	1.40%	16.18%
2011	10.14	46,517	471,609	9.05%	1.40%	(14.12%)
Health Sciences
2015	$38.78	1,491	$57,841	0.00%	1.40%	8.07%
2014	35.89	1,002	35,945	0.00%	1.40%	22.80%
2013	29.22	709	20,727	0.00%	1.40%	54.32%
2012	18.94	322	6,095	0.00%	1.40%	23.93%
2011	15.28	323	4,930	0.00%	1.40%	10.39%
Real Estate
2015	$50.97	580	$29,563	0.00%	1.40%	0.11%
2014	50.92	715	36,401	0.00%	1.40%	28.78%
2013	39.54	6,666	263,572	0.00%	1.40%	0.30%
2012	39.42	4,191	165,219	1.13%	1.40%	14.59%
2011	34.40	5,784	198,969	0.00%	1.40%	4.65%
Technology
2015	$7.41	288	$2,133	0.00%	1.40%	(4.39%)
2014	7.75	288	2,235	0.00%	1.40%	8.33%
2013	7.15	512	3,663	0.00%	1.40%	20.80%
2012	5.92	461	2,729	0.00%	1.40%	5.64%
2011	5.60	462	2,590	0.00%	1.40%	(6.22%)
American Funds IS Asset Allocation Fund Class 4 (5)
10/30/2015 - 12/31/2015	$9.82	3,159	$31,035	See Note (6)	1.40%	(1.76%)
American Funds IS Growth Fund Class 4 (5)
10/30/2015 - 12/31/2015	$9.91	4,399	$43,617	4.10%	1.40%	(0.85%)
American Funds IS Growth-Income Fund Class 4 (5)
10/30/2015 - 12/31/2015	$9.80	10,100	$98,973	7.52%	1.40%	(2.01%)
Fidelity VIP Government Money Market Service Class
2015	$9.77	8,832	$86,287	0.01%	1.40%	(1.38%)
04/30/2014 - 12/31/2014	9.91	12,109	119,961	0.01%	1.40%	(0.93%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) and administrative fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E and administrative fees assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	All units were fully redeemed or transferred prior to December 31, 2015 (See Note 1 in Notes to Financial Statements). The AUV is as of the period ended as indicated. The investment income ratio and total return were calculated for the period indicated and total return is not annualized for the period of less than one full year.

(5)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(6)	Subsequent to commencement of operations in 2015, the American Funds IS Asset Allocation Fund Class 4 Variable Account received its annual distribution. The annualized investment income ratio was 9.00%. Prior to annualization, the ratio was 1.48%.

See Notes to Financial Statements

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account B (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2015 is comprised of thirty-two subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding throughout 2015 are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (see Note 4), American Funds Insurance Series, and Fidelity Variable Insurance Products Funds (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Fidelity VIP Government Money Market Service Class Variable Account and Portfolio were formerly named Fidelity VIP Money Market Service Class Variable Account and Portfolio, respectively.

The following three Variable Accounts commenced operations during the reporting period:

Variable Accounts	Commenced Operations on
American Funds IS Asset Allocation Fund Class 4	October 30, 2015
American Funds IS Growth Fund Class 4	October 30, 2015
American Funds IS Growth-Income Fund Class 4	October 30, 2015

The units in the Floating Rate Loan were fully redeemed or transferred prior to December 31, 2015.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Government Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Government Money Market Service Class Variable Account through a liquidation and plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Government Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “2015 Substitutions”). In connection with the 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gains distributions, if any (see Note 3), from mutual fund investments are recorded on the ex-dividend date.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks and administration fees Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in Contract benefits and terminations, and maintenance fees and any state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2015, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$-	$24,177
Floating Rate Loan (1)	-	8,934
High Yield Bond	158	9,832
Inflation Managed	1,291	28,463
Managed Bond	92,370	353,436
Short Duration Bond	-	15,027
Comstock	-	965
Dividend Growth	29	5,701
Equity Index	45	782
Focused Growth	14,081	2,120
Growth	294	42,732
Large-Cap Growth	13,571	4,555
Large-Cap Value	3,977	3,958
Main Street Core	38,279	397,660
Mid-Cap Equity	475	4,358

Variable Accounts	Purchases	Sales
Mid-Cap Growth	$9,391	$6,970
Small-Cap Growth	18,844	36,286
Small-Cap Index	9,636	4,125
Small-Cap Value	28	20,626
Emerging Markets	567	2,428
International Large-Cap	1,155	5,870
International Value	19,982	34,067
Health Sciences	19,672	746
Real Estate	41	7,533
Technology	-	36
American Funds IS Asset Allocation Fund Class 4 (2)	32,056	71
American Funds IS Growth Fund Class 4 (2)	44,288	100
American Funds IS Growth-Income Fund Class 4 (2)	105,946	3,958
Fidelity VIP Government Money Market Service Class	2,116	35,794

(1)	All units were fully redeemed or transferred prior to December 31, 2015.
(2)	Operations commenced during 2015.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2015 and 2014 were as follows:

	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Diversified Bond	-	(1,828)	(1,828)	-	(228)	(228)
Floating Rate Loan (1)	-	(917)	(917)	-	(295)	(295)
High Yield Bond	9	(514)	(505)	9	(164)	(155)
Inflation Managed	66	(1,385)	(1,319)	75	(236)	(161)
Managed Bond	4,142	(14,384)	(10,242)	3,009	(9,848)	(6,839)
Short Duration Bond	-	(1,378)	(1,378)	31	-	31
Comstock	-	(3)	(3)	-	(7)	(7)
Dividend Growth	2	(281)	(279)	1,967	(1,997)	(30)
Equity Index	3	(28)	(25)	-	(40)	(40)
Focused Growth	716	(1)	715	142	(158)	(16)
Growth	56	(2,238)	(2,182)	140	(5,511)	(5,371)
Large-Cap Growth	1,148	(245)	903	391	(68)	323
Large-Cap Value	207	(26)	181	196	(48)	148
Main Street Core	2,831	(24,513)	(21,682)	4,630	(27,464)	(22,834)
Mid-Cap Equity	19	(79)	(60)	26	(823)	(797)
Mid-Cap Growth	692	(313)	379	2,266	(2,088)	178
Small-Cap Growth	1,484	(2,202)	(718)	1,300	(7,401)	(6,101)
Small-Cap Index	472	(121)	351	51	(21)	30
Small-Cap Value	1	(527)	(526)	6,789	(72)	6,717
Emerging Markets	22	(69)	(47)	29	(4,714)	(4,685)
International Large-Cap	96	(319)	(223)	97	(18)	79
International Value	1,804	(2,341)	(537)	1,879	(3,774)	(1,895)
Health Sciences	491	(2)	489	694	(401)	293
Real Estate	1	(136)	(135)	221	(6,172)	(5,951)
Technology	-	-	-	7	(231)	(224)
American Funds IS Asset Allocation Fund Class 4 (2)	3,159	-	3,159
American Funds IS Growth Fund Class 4 (2)	4,399	-	4,399
American Funds IS Growth-Income Fund Class 4 (2)	10,470	(370)	10,100
Fidelity VIP Government Money Market Service Class (3)	229	(3,506)	(3,277)	35,740	(23,631)	12,109

(1) All units were fully redeemed or transferred prior to December 31, 2015.

(2) Operations commenced during 2015.

(3) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account B of Pacific Life Insurance Company (the “Separate Account”) comprised of Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, Comstock, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Value, Health Sciences, Real Estate, Technology, American Funds IS Asset Allocation FundSM Class 4, American Funds IS Growth FundSM Class 4, American Funds IS Growth-Income FundSM Class 4, and Fidelity® VIP Government Money Market Service Class (formerly named Fidelity VIP Money Market Service Class) Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2015, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2015 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B of Pacific Life Insurance Company as of December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 26, 2016

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Report as of December 31, 2015 for:

• Separate Account B of Pacific Life Insurance Company

Form No.	480-16A